As filed with the U.S. Securities and Exchange Commission on October 15, 2021

Securities Act File No. 033-58846

Investment Company Act File No. 811-07538

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 162	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 161	X

LORD ABBETT SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Office)	(Zip Code)

Registrant's Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq.

Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

__ immediately upon filing pursuant to paragraph (b)

X  on November 19, 2021 pursuant to paragraph (b)

__ 60 days after filing pursuant to paragraph (a)(1)

__ on (date) pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2)

__ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until November 19, 2021, the effectiveness of the registration statement for Lord Abbett Focused Mid Cap Value Fund (the “Fund”) filed in Post-Effective Amendment No. 93, which was filed on November 28, 2018 pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 162 incorporates by reference the information relating to the Fund contained in Parts A, B, and C of Post-Effective Amendment No. 93. Post-Effective Amendment No. 162 is not intended to amend or supersede information contained in Post-Effective Amendment No. 93, or otherwise affect the effectiveness of any prospectus or statement of additional information contained in Post-Effective Amendment No. 93 that relates to one or more other series of the Registrant.

This filing relates solely to Lord Abbett Focused Mid Cap Value Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 15th day of October 2021.

LORD ABBETT SECURITIES TRUST

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Treasurer

BY:	/s/ Michael J. Hebert
Michael J. Hebert
Principal Accounting Officer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	October 15, 2021
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	October 15, 2021
Douglas B. Sieg

Evelyn E. Guernsey*	Trustee	October 15, 2021
Evelyn E. Guernsey

Julie A. Hill*	Trustee	October 15, 2021
Julie A. Hill

Kathleen M. Lutito*	Trustee	October 15, 2021
Kathleen M. Lutito

James M. McTaggart*	Trustee	October 15, 2021
James M. McTaggart

Charles O. Prince*	Trustee	October 15, 2021
Charles O. Prince

Karla M. Rabusch*	Trustee	October 15, 2021
Karla M. Rabusch

Lorin Patrick Taylor Radtke*	Trustee	October 15, 2021
Lorin Patrick Taylor Radtke

Leah Song Richardson*	Trustee	October 15, 2021
Leah Song Richardson

Mark A. Schmid*	Trustee	October 15, 2021
Mark A. Schmid
*BY:

/s/ John T. Fitzgerald

John T. Fitzgerald

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 87 to Lord Abbett Municipal Income Fund Inc.’s Registration Statement filed on Form N-1A filed on September 30, 2021, Accession Number 0000930413-21-001696.